ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE AND FINANCING RECEIVABLES, NET
Summary of overall adjustments recognized for each individual line item by adopting ASU 2016-13

	December 31,	ASU 2016-13	January 1,
Consolidated Balance Sheet (extract)	2019	adjustment	2020
			(Unaudited)
Accounts receivable and financing receivables, net (1)	$131,813	$(3,270)	$128,543
Current assets	1,304,722	(3,270)	1,301,452
Total assets	1,522,402	(3,270)	1,519,132
Shareholders’ equity	1,063,503	(3,270)	1,060,233
Retained earnings	215,064	(3,270)	211,794
Total liabilities and shareholders’ equity	1,522,402	(3,270)	1,519,132

(1) Of the total adjustment of US$3,270, US$2,531 was related to financing receivables.

Account and financing receivables

	As of December 31,
	2019	2020
Accounts receivable	$77,210	$35,975
Financing receivables	66,858	41,911
Less: Allowance for credit losses	(12,255)	(6,700)	(1)
Total	$131,813	$71,186

(1) The allowance for credit losses related to financing receivables was US$6,395.

Summary of past-due status of the principle of financing receivables

December 31, 2019				Greater than
	1 - 30 Days	31 - 60 Days	61 - 90 Days	90 Days	Total
	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Financing receivables by origination year
2018	$—	$—	$—	$—	$—	$1,744	$1,744
2019	10,606	1,635	1,176	1,709	15,126	49,988	65,114
Total	10,606	1,635	1,176	1,709	15,126	51,732	66,858

December 31, 2020
Financing receivables by origination year
2018	$—	$—	$—	$—	$—	$1,081	$1,081
2019	1	1	2	—	4	182	186
2020	7,037	576	548	501	8,662	31,982	40,644
Total	$7,038	$577	$550	$501	$8,666	$33,245	$41,911

Movement of the allowance for doubtful accounts and credit losses

	For the year ended December 31,
	2018	2019	2020
Beginning balance	$384	$7,511	$12,255
ASU 2016-13 adjustment (1)	—	—	3,270
Provision for credit losses	9,119	15,620	3,049
Write-off	(1,908)	(11,741)	(12,517)
Foreign currency translation adjustment	(84)	865	643
Ending balance	$7,511	$12,255	$6,700

(1) The Sogou Group adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model were recognized in the opening consolidated balance sheet on January 1, 2020.